Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%	25.00%	25.00%
Operating Loss Carryforwards	$ 20.7
Israeil Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	26.50%
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	1.50%
Operating Loss Carryforwards	9.1
Maltese Subsidiary [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%
Operating Loss Carryforwards	$ 11.6